ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (93,419)	$ (179,181)	$ (89,242)
Share-based compensation	45	343	773
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	4,541	(821)	(5,369)
Accrued expenses and other current liabilities	(3,693)	(920)	2,030
Amount due from subsidiaries	934	(1,310)	1,813
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	0	1,334
Cash, at beginning of year	15,355	117,547
Cash, at end of year	15,536	15,355	117,547
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(90,097)	(156,476)	(65,625)
Investment loss in subsidiaries	88,779	156,003	63,809
Share-based compensation	45	343	773
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	24	1,907	(2,456)
Accrued expenses and other current liabilities	1,518	3	(47)
Amount due from subsidiaries	(353)	(1,830)	2,019
Net cash used in operating activities	(84)	(50)	(1,527)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	0	1,334
Net cash provided by financing activities.	0	0	1,334
Net decrease in cash	(84)	(50)	(193)
Cash, at beginning of year	89	139	332
Cash, at end of year	$ 5	$ 89	$ 139